                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04739

                              The Zweig Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                900 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.                         John H. Beers, Esq.
Chief Legal Officer and Secretary for Registrant   Vice President and Secretary
        Phoenix Life Insurance Company            Phoenix Life Insurance Company
             One American Row                            One American Row
            Hartford, CT 06102                         Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-272-2700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Glossary

American Depositary Receipt (ADR): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

                             THE ZWEIG FUND, INC.

               SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2005
                                  (Unaudited)

                                                        Number of
                                                         Shares      Value
                                                        --------- -----------
   INVESTMENTS
   DOMESTIC COMMON STOCKS                        78.47%
   CONSUMER DISCRETIONARY -- 7.64%
      Comcast Corp. Class A/(b)/....................     190,000  $ 5,582,200
      McDonald's Corp...............................     180,000    6,028,200
      Movie Gallery, Inc............................     250,000    2,597,500
      NIKE, Inc. Class B............................      72,000    5,880,960
      Omnicom Group, Inc./(d)/......................      75,000    6,272,250
      Viacom, Inc. Class B..........................     175,000    5,776,750
                                                                  -----------
                                                                   32,137,860
                                                                  -----------
   CONSUMER STAPLES -- 10.27%
      Archer Daniels Midland Co.....................     260,000    6,411,600
      Costco Wholesale Corp.........................     150,000    6,463,500
      Kimberly-Clark Corp...........................     100,000    5,953,000
      PepsiCo, Inc..................................     110,000    6,238,100
      Procter & Gamble Co...........................     113,200    6,730,872
      Ralcorp Holdings, Inc.........................     150,000    6,288,000
      Sara Lee Corp.................................     270,000    5,116,500
                                                                  -----------
                                                                   43,201,572
                                                                  -----------
   ENERGY -- 8.21%
      Burlington Resources, Inc.....................      90,000    7,318,800
      ConocoPhillips................................     110,000    7,690,100
      Halliburton Co................................     110,000    7,537,200
      Occidental Petroleum Corp.....................      85,000    7,261,550
      Valero Energy Corp............................      42,000    4,748,520
                                                                  -----------
                                                                   34,556,170
                                                                  -----------
   FINANCIALS -- 16.19%
      Allstate Corp.................................     135,000    7,464,150
      Bank of America Corp./(d)/....................     130,000    5,473,000
      Capital One Financial Corp....................      75,000    5,964,000
      Goldman Sachs Group, Inc......................      60,000    7,294,800
      Huntington Bancshares, Inc....................     250,000    5,617,500
      Morgan Stanley................................     115,000    6,203,100
      National City Corp............................     165,000    5,517,600
      New York Community Bancorp, Inc...............     340,000    5,576,000

        See notes to schedule of investments and securities sold short

                                                       Number of
                                                        Shares       Value
                                                       ---------  ------------
     FINANCIALS (CONTINUED)
        PNC Financial Services Group, Inc..........     120,000   $  6,962,400
        Wachovia Corp..............................     120,000      5,710,800
        Wells Fargo & Co...........................     108,000      6,325,560
                                                                  ------------
                                                                    68,108,910
                                                                  ------------
     HEALTH CARE -- 10.71%
        Amgen, Inc./(b)/...........................      85,000      6,771,950
        Bard (C.R.), Inc...........................      90,000      5,942,700
        Bristol-Myers Squibb Co....................     250,000      6,015,000
        Gilead Sciences, Inc./(b)/.................     150,000      7,314,000
        Merck & Co., Inc...........................     210,000      5,714,100
        Pfizer, Inc................................     240,000      5,992,800
        UnitedHealth Group, Inc....................     130,000      7,306,000
                                                                  ------------
                                                                    45,056,550
                                                                  ------------
     INDUSTRIALS -- 9.75%
        AMR Corp./(b)/.............................     507,000      5,668,260
        Boeing Co. (The)...........................     100,000      6,795,000
        Continental Airlines, Inc. Class B/(b)/....     620,000      5,989,200
        Deere & Co./(d)/...........................      86,000      5,263,200
        L-3 Communications Holdings, Inc./(d)/.....      80,000      6,325,600
        Norfolk Southern Corp......................     170,000      6,895,200
        PACCAR, Inc................................      60,000      4,073,400
                                                                  ------------
                                                                    41,009,860
                                                                  ------------
     INFORMATION TECHNOLOGY -- 12.29%
        Cisco Systems, Inc./(b)/...................     315,000      5,647,950
        Dell, Inc./(b)/............................     180,000      6,156,000
        EMC Corp./(b)/.............................     470,000      6,081,800
        Hewlett-Packard Co.........................      70,000      2,044,000
        Intel Corp.................................     250,000      6,162,500
        International Business Machines Corp.......      80,000      6,417,600
        Microsoft Corp.............................     240,000      6,175,200
        QUALCOMM, Inc..............................     160,000      7,160,000
        VeriSign, Inc./(b)/........................     275,000      5,876,750
                                                                  ------------
                                                                    51,721,800
                                                                  ------------
     MATERIALS -- 3.41%
        Dow Chemical Co./(d)/......................     135,000      5,625,450
        Freeport-McMoRan Copper & Gold, Inc. Class B     50,000      2,429,500
        Georgia-Pacific Corp.......................     185,000      6,301,100
                                                                  ------------
                                                                    14,356,050
                                                                  ------------
            Total Domestic Common Stocks
              (Identified Cost $294,804,524)............           330,148,772
                                                                  ------------

        See notes to schedule of investments and securities sold short

                                                           Number of
                                                            Shares       Value
                                                           ---------  ------------
   FOREIGN COMMON STOCKS/(c)/                      9.15%
   CONSUMER DISCRETIONARY -- 2.92%
      Honda Motor Co. Ltd ADR (Japan)/(d)/.............     240,000   $  6,816,000
      Sony Corp. ADR (Japan)...........................     165,000      5,476,350
                                                                      ------------
                                                                        12,292,350
                                                                      ------------
   FINANCIALS -- 0.44%
      Deutsche Bank AG (Germany).......................      20,000      1,870,400
                                                                      ------------
   HEALTH CARE -- 2.72%
      Angiotech Pharmaceuticals, Inc. (United
        States)/(b)/...................................     400,000      5,608,000
      Sanofi-aventis ADR (France)......................     140,000      5,817,000
                                                                      ------------
                                                                        11,425,000
                                                                      ------------
   INFORMATION TECHNOLOGY -- 3.07%
      Amdocs Ltd. (United States)/(b)/.................     240,000      6,655,253
      Nokia OYJ ADR (Finland)..........................     370,000      6,256,700
                                                                      ------------
                                                                        12,911,953
                                                                      ------------
          Total Foreign Common Stocks
            (Identified Cost $37,393,871)...................            38,499,703
                                                                      ------------
   PREFERRED STOCKS                                0.05%
   FINANCIALS -- 0.05%
      Citibank NA Series A 6.34% Pfd...................       2,000        201,438
                                                                      ------------
          Total Preferred Stocks
            (Identified Cost $202,000)......................               201,438
                                                                      ------------
   EXCHANGE TRADED FUNDS -- 3.81%
      iShares MSCI Japan Index Fund....................     500,000      6,095,000
      NASDAQ-100 Shares................................     252,000      9,943,920
                                                                      ------------
          Total Exchange Traded Funds
            (Identified Cost $15,369,592)...................            16,038,920
                                                                      ------------

                                                              Par
                                                            (000's)
                                                           ---------
   U.S. GOVERNMENT SECURITIES                      7.20%
   U.S. TREASURY NOTES -- 7.20%
      U.S. Treasury Note 12.75%, 11/15/10..............     $30,000     30,307,020
                                                                      ------------
          Total U.S. Government Securities
            (Identified Cost $34,918,462)...................            30,307,020
                                                                      ------------
          Total Long Term Investments -- 98.68%
            (Identified Cost $382,688,449)..................           415,195,853
                                                                      ------------

        See notes to schedule of investments and securities sold short

                                                           Par
                                                         (000's)        Value
                                                         -------  ------------
 SHORT-TERM INVESTMENTS                          2.38%
 COMMERCIAL PAPER -- 2.38%
    Target Corp. 3.86%, 10/3/05......................    $10,000  $ 10,000,000
                                                                  ------------
        Total Short-Term Investments
          (Identified cost $9,997,855)..................            10,000,000
                                                                  ------------
        Total Investments
          (Identified Cost $392,686,304) -- 101.06%.....           425,195,853/(a)/
        Securities Sold Short
          (Proceeds $17,943,931) -- (5.28)%.............           (22,201,200)
        Other Assets Less Liabilities -- 4.22%............          17,736,874
                                                                  ------------
        Net Assets -- 100.00%.............................        $420,731,527
                                                                  ============


--------
 (a) Federal Tax information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $62,123,452 and gross depreciation of $30,837,423 for federal tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $393,909,824.
 (b) Non-income producing.
 (c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria in
     Note 1D "Foreign security country determination" in the notes to schedule of investments and securities sold short.
 (d) Position, or a portion thereof, has been segregated to collateralize securities sold short.

        See notes to schedule of investments and securities sold short

                                                         Number of
                                                          Shares         Value
                                                         ---------  -----------
 SECURITIES SOLD SHORT
 DOMESTIC COMMON STOCKS                          3.31%
 CONSUMER DISCRETIONARY -- 1.45%
    Wendy's International, Inc.......................     135,000   $ 6,095,250
 MATERIALS -- 1.12%
    Nucor Corp.......................................      80,000     4,719,200
 UTILITIES -- 0.74%
    Reliant Energy, Inc..............................     200,000     3,088,000
                                                                    -----------
        Total Domestic Common Stocks
          (Proceeds $10,188,455)..........................           13,902,450
                                                                    -----------
 EXCHANGE TRADED FUNDS                           1.97%
    iShares Russell 2000 Index Fund..................     125,000     8,298,750
                                                                    -----------
        Total Exchange Traded Funds
          (Proceeds $7,755,476)...........................            8,298,750
                                                                    -----------
        Total Securities Sold Short
          (Proceeds $17,943,931)..........................          $22,201,200/(e)/
                                                                    ===========

--------
 (e) Federal Tax information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $0 and gross depreciation of $4,257,269 for federal income tax purposes. At September 30, 2005, the aggregate proceeds of securities sold short for federal income tax purposes was ($17,943,931).

        See notes to schedule of investments and securities sold short

                             THE ZWEIG FUND, INC.

          NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

                              September 30, 2005
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Zweig Fund, Inc. (the "Fund") in the preparation of the Schedule of Investments and Securities Sold Short. The preparation of the Schedule of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

  B. Security Transactions and Related Income:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. Foreign Currency Translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

  D. Foreign Security Country Determination:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

  E. Options:

   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received.

   The Fund may purchase options, which are included in the Fund's Schedule of Investments and Securities Sold Short and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

   Transactions in written options for the period ended September 30, 2005 were as follows:

                                                       Number of  Premiums
                                                       Contracts  Received
                                                       --------- ---------
    Option contracts outstanding at December 31, 2004.     --    $      --
    Option contracts written..........................    430      183,610
    Option contracts sold.............................     --           --
    Option contracts exercised........................   (430)    (183,610)
    Option contracts expired..........................     --           --
                                                         ----    ---------
    Option contracts outstanding at September 30, 2005     --    $      --
                                                         ====    =========

  F. Short Sales:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund. At September 30, 2005, the value of securities sold short amounted to $22,201,200 against which collateral of $46,585,750 was held. The collateral includes the deposits with broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

NOTE 2 -- CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Zweig Fund, Inc.

By (Signature and Title)*    /s/ Daniel T. Geraci
                             ---------------------------------------------------
                             Daniel T. Geraci, President and
                             Chief Executive Officer
                             (principal executive officer)

Date November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Daniel T. Geraci
                             ---------------------------------------------------
                             Daniel T. Geraci, President and
                             Chief Executive Officer
                             (principal executive officer)

Date November 22, 2005

By (Signature and Title)*    /s/ Nancy G. Curtiss
                             ---------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date November 22, 2005


* Print the name and title of each signing officer under his or her signature.